Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share

18. Earnings per share

The Company calculates earnings per share in accordance with FASB guidance on earnings per share. Basic and diluted earnings per common share give effect to the change in the number of Company common shares outstanding. The calculation of basic earnings per common share is determined by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the respective periods. Potentially dilutive shares, consisting of outstanding options on common shares, restricted share units, performance units and common shares to be issued under the employee stock purchase plan, have been included in the computation of diluted net earnings per share and the weighted average shares outstanding, except where the result would be anti-dilutive.

The number of stock awards outstanding but not included in the computation of diluted earnings per common share because their effect was anti-dilutive is 1,003,048 and 660,000 for the three months ended March 31, 2017 and 2018, respectively.

	Three months ended March 31,
	2017	2018
Net income available to Genpact Limited common shareholders	$53,338	$64,695
Weighted average number of common shares used in computing basic earnings per common share	199,069,528	192,816,626
Dilutive effect of stock-based awards	3,586,409	3,471,943
Weighted average number of common shares used in computing dilutive earnings per common share	202,655,937	196,288,569
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$0.27	$0.34
Diluted	$0.26	$0.33

20. Earnings per share

The Company calculates earnings per share in accordance with FASB guidance on Earnings per Share. Basic and diluted earnings per common share give effect to the change in the number of common shares outstanding. The calculation of basic earnings per common share was determined by dividing net income available to common shareholders by the weighted average number of common shares outstanding. The potentially dilutive shares, consisting of outstanding options on common shares, restricted share units, common shares to be issued under the ESPP and performance units, have been included in the computation of diluted net earnings per share and number of weighted average shares outstanding, except where the result would be anti-dilutive.

The number of stock awards outstanding but not included in the computation of diluted earnings per common share because their effect was anti-dilutive is 2,821,000, 781,215 and 1,007,480 for the years ended December 31, 2015, 2016 and 2017, respectively.

	Year ended December 31,
	2015	2016	2017
Net income available to Genpact Limited common shareholders	$239,817	$269,684	$263,111
Weighted average number of common shares used in computing basic earnings per common share	216,606,542	206,861,536	193,864,755
Dilutive effect of stock-based awards	2,538,502	3,264,487	3,184,797
Weighted average number of common shares used in computing dilutive earnings per common share	219,145,044	210,126,023	197,049,552
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$1.11	$1.30	$1.36
Diluted	$1.09	$1.28	$1.34